Important Information regarding the Federated Money Market Funds

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

1.  Under the section entitled “Securities in Which the Fund Invests”, please add the following immediately preceding the subsection entitled “SPECIAL TRANSACTIONS”:

CREDIT ENHANCEMENT

The Fund may invest in securities with credit enhancement.  Credit enhancement consists of an arrangement in which an entity agrees to pay amounts due on a fixed-income security if the issuer defaults.  In some cases the entity providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer may have greater financial resources and liquidity than the issuer.  For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.

The Fund will only invest in securities with credit enhancement if the entity providing the credit enhancement is the U.S. government, or an agency or instrumentality of the U.S. government.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security.  If a default occurs, these assets may be sold and the proceeds paid to security’s holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.  In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

November 13, 2009

41706 (11/09)

For purposes of this supplement, Federated Money Market Funds include the following (including any of their share classes):

Cash Trust Series, Inc.
Government Cash Series

Money Market Obligations Trust:
Federated Government Reserves Fund
Liberty U.S. Government Money Market Trust

Important Information regarding the Federated Money Market Funds

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

1.  Under the section entitled “Securities in Which the Fund Invests”, please delete the first paragraph in its entirety and replace with the following:

The principal securities in which the Fund invests are described in the Funds’ prospectus; additional information regarding such securities is included in this SAI.

In pursuing its investment strategy, the Fund may also invest in the following securities for any purpose that is consistent with its investment objective.

2.  Under the section entitled “Securities in Which the Fund Invests”, please add the following immediately preceding the subsection entitled “SPECIAL TRANSACTIONS”:

CREDIT ENHANCEMENT

Credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

November 13, 2009

41707 (11/09)

For purposes of this supplement, Federated Money Market Funds include the following (including any of their share classes):

Money Market Obligations Trust:
Automated Cash Management Trust
Federated Capital Reserves Fund
Federated Master Trust
Money Market Management
Prime Obligations Fund

Money Market Obligations Trust
Federated Capital Reserves Fund
Federated Government Reserves Fund

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

1. Under the section entitled “Securities in Which the Funds Invest”, please delete the first paragraph in its entirety.

2.  Under the section entitled “Securities in Which the Funds Invest”, please delete the first paragraph and chart under the subsection entitled SECURITY DESCRIPTIONS AND TECHNIQUES and replace with the following:

SECURITY DESCRIPTIONS AND TECHNIQUES

The principal securities in which the Funds may invest are described in the Funds’ prospectus. In pursuing its investment strategy, a Fund also may invest on a non-principal basis in securities, and engage in special transactions, as set forth in the following table. A glossary describing the securities and special transactions is included in the Funds’ prospectus and/or, to the extent not described in the prospectus, follows this table. If a security or special transaction is not described in this SAI, please refer to the prospectus.

	Capital Fund	Government Fund	Municipal Trust
FIXED-INCOME SECURITIES
Zero Coupon Securities	NP	NP	NP
Treasury Securities	NP
Callable Securities	NP		NP
Tax Increment Financing Bonds			NP
Municipal Mortgage-Backed Securities			NP
Government Agency Mortgage-Backed Securities	NP	NP
Municipal Leases			NP
Investing in Shares of Other Investment Companies		NP*
Credit Enhancement		NP
SPECIAL TRANSACTIONS
Delayed Delivery Transactions	NP	NP	NP
Securities Lending	NP	NP
Inter-Fund Borrowing and Lending Arrangements	NP	NP	NP
Asset Segregation	NP	NP	NP
Reverse Repurchase Agreements	NP	NP

NP = Non-Principal Investment

*Government Fund will not invest in closed-end management investment companies.

3. Under the section entitled “Securities in Which the Funds Invest”, please delete the first paragraph under the subsection entitled “GLOSSARY OF SECURITIES AND INVESTMENT TECHNIQUES” in its entirety.

4.  Under the section entitled “Securities in Which the Fund Invests”, please add the following immediately preceding the subsection entitled “SPECIAL TRANSACTIONS”:

Credit Enhancement
The Government Fund will only invest in securities with credit enhancement if the entity providing the credit enhancement is the U.S. government, or an agency or instrumentality of the U.S. government.

Credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

November 13, 2009

41712 (11/09)

Money Market Obligations Trust
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund

INSTITUTIONAL CAPITAL SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

1.  Under the section entitled “Securities in Which the Funds Invest”, please add the following immediately preceding the subsection entitled “SPECIAL TRANSACTIONS”:

Credit Enhancement
Credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

November 13, 2009

41709 (11/09)

Money Market Obligations Trust
Prime Obligations Fund

TRUST SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

1.  Under the section entitled “Securities in Which the Funds Invest”, please add the following immediately preceding the subsection entitled “SPECIAL TRANSACTIONS”:

Credit Enhancement

Credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

November 13, 2009

41711 (11/09)

Money Market Obligations Trust
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Obligations Fund
Prime Value Obligations Fund

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

1.  Under the section entitled “Securities in Which the Funds Invest”, please add the following immediately preceding the subsection entitled “SPECIAL TRANSACTIONS”:

Credit Enhancement
Credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

November 13, 2009

41710 (11/09)